Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Mid Cap Growth Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTMCGCLISPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund Trust

'Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Portfolio Summary—Short Duration Income Portfolio—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Portfolio Summary—Strategic Income Portfolio—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTMULTIFUNDPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 31, 2017

Ultra-Short Income Portfolio

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IR shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts—Class IR Shares" is hereby deleted and replaced with the following:

To purchase Class IR shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTUSICLISPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Global Multi-Asset Income Portfolio

Effective June 30, 2017, the second sentence of the first paragraph of the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTGMAICLISPROSPT

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Global Strategist Portfolio

Effective June 30, 2017, the second sentence of the second paragraph of the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Portfolio Shares" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Effective June 30, 2017, the second sentence of the third paragraph of the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts" is hereby deleted and replaced with the following:

To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan, in each case provided that the plan trades on an omnibus level, whether or not qualified under the Code and in each case subject to the discretion of the Adviser.

Please retain this supplement for future reference.

  IFTGSCLISPROSPT